Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ (65)	$ 682
Environmental expenditures	(22)	(24)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	747	727
Regulatory assets and liabilities	35	112
Deferred income taxes	890	85
Unrealized loss (gain) on foreign exchange contract (Note 17)	(25)	3
Other	38	18
Changes in non-cash balances related to operations (Note 27)	(23)	113
Net cash from operating activities	1,575	1,716
Financing activities
Long-term debt issued	1,400	0
Long-term debt repaid	(753)	(602)
Short-term notes issued	4,242	3,795
Short-term notes repaid	(3,916)	(3,338)
Convertible debentures issued (Note 16)	0	513
Dividends paid	(560)	(536)
Distributions paid to noncontrolling interest	(8)	(6)
Other	(6)	(27)
Net cash from (used in) financing activities	399	(201)
Investing activities
Property, plant and equipment	(1,418)	(1,467)
Intangible assets	(120)	(80)
Capital contributions received (Note 27)	7	9
Other	15	(2)
Net cash used in investing activities	(1,516)	(1,540)
Net change in cash and cash equivalents	458	(25)
Cash and cash equivalents, beginning of year	25	50
Cash and cash equivalents, end of year	$ 483	$ 25